THE PAYDEN & RYGEL INVESTMENT GROUP

333 South Grand Avenue

Los Angeles, California 90071

Telephone (213) 625-1900

March 3, 2023

EDGAR FILING

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:    The Payden & Rygel Investment Group (“Registrant”) (SEC File Nos. 33-46973 and 811-6625)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the definitive form of prospectuses and statements of additional information with respect to the (a) Investor Class of Shares for: the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, and Payden Equity Income Fund; (b) Adviser Class of Shares for: the Payden Core Bond Fund, Payden Emerging Markets Bond Fund, and Payden Equity Income Fund; (c) SI Class of Shares for: the Payden Limited Maturity Fund, Payden Low Duration Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, and Payden Equity Income Fund; (d) Payden Managed Income Fund – Adviser Class; (e) Payden Managed Income Fund – Institutional Class; (f) Payden Managed Income Fund – Retirement Class; (g) Payden Managed Income Fund – SI Class; (h) Payden Securitized Income Fund – SI Class; and (i) Payden Securitized Income Fund – Investor Class, in each case do not differ from that contained in Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A, and (2) the text of Post-Effective Amendment No. 125 has been filed electronically.

If you have any questions or would like further information, please contact me at (213) 830-4392.

Sincerely,

/s/ Reza Pishva

Reza Pishva

Secretary